Capital and Funding - Summary of Comprehensive Income: Other Comprehensive Income Reconciliation (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Fair value gains/(losses) beginning balance	[1]	€ (194)	€ (189)
Equity instruments		25	51
Cash flow hedges		176	(56)
Fair value gains/(losses) ending balance		7	(194)	[1]	€ (189)	[1]
Remeasurement of defined benefit pension plans beginning balance		(1,499)	(1,171)
Movement during the year		353	(328)	[1]	1,282	[1]
Remeasurement of defined benefit pension plans ending balance		(1,146)	(1,499)		(1,171)
Currency retranslation gains/(losses) beginning balance	[1]	(5,069)	(4,230)
Other reserves		(18)	(814)	[1]
Retained profit		2	(10)	[1]
Non-controlling interest		1	(15)	[1]
Currency retranslation gains/(losses) ending balance		€ (5,084)	€ (5,069)	[1]	€ (4,230)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.